Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Christopher Zimmerman

202.419.8402

czimmerman@stradley.com

1933 Act Rule 497(j)

1933 Act File No. 033-72416

1940 Act File No. 811-08200

November 5, 2015

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Bridgeway Funds, Inc. (the “Registrant”)
File Nos. 033-72416 and 811-08200
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 49 to the Registration Statement of the Registrant, which was filed with the Securities and Exchange Commission electronically on October 26, 2015.

Please direct questions or comments relating to this certification to me at the above referenced telephone number.

Very truly yours,

/s/Christopher Zimmerman
Christopher Zimmerman, Esquire

Philadelphia, PA • Malvern, PA • New York, NY • Harrisburg, PA • Wilmington, DE •

• Cherry Hill, NJ • Washington, DC

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